Regulatory Matters (Basel Regulatory Capital) (Details) - Transitional Basel III - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
PNC
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity Tier 1 Capital amount	$ 32,478	$ 30,905
Common equity Tier 1 Capital ratio	9.50%	9.60%
Tier 1 Risk-based capital amount	$ 36,306	$ 34,735
Tier 1 Risk-based capital ratio	10.70%	10.80%
US regulatory well capitalized level - Tier 1 risk-based capital ratio	6.00%	6.00%
Total Risk-based capital amount	$ 43,331	$ 41,606
Total Risk-based capital ratio	12.70%	13.00%
US regulatory well capitalized level - Total risk-based capital ratio	10.00%	10.00%
Leverage amount	$ 36,306	$ 34,735
Leverage ratio	9.10%	9.40%
PNC Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity Tier 1 Capital amount	$ 32,215	$ 30,046
Common equity Tier 1 Capital ratio	9.90%	9.80%
US regulatory well capitalized level - Common equity Tier 1 risk-based capital ratio	6.50%	6.50%
Tier 1 Risk-based capital amount	$ 32,215	$ 30,046
Tier 1 Risk-based capital ratio	9.90%	9.80%
US regulatory well capitalized level - Tier 1 risk-based capital ratio	8.00%	8.00%
Total Risk-based capital amount	$ 39,074	$ 36,510
Total Risk-based capital ratio	12.10%	11.90%
US regulatory well capitalized level - Total risk-based capital ratio	10.00%	10.00%
Leverage amount	$ 32,215	$ 30,046
Leverage ratio	8.30%	8.30%
US regulatory well capitalized level - Leverage ratio	5.00%	5.00%